Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 65,558	$ 57,038
Raw and packaging materials	44,979	56,199
Work in progress	32,593	26,856
Other	4,949	4,502
Inventories	$ 148,079	$ 144,595